Earnings Per Share (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income	$ 50.0	$ 37.2	$ 36.4	$ 19.9	$ 18.8	$ 38.7	$ 37.2	$ 18.7	$ 279.1		$ 93.5		$ 143.5	$ 113.4	$ 107.1
Weighted average shares for basic EPS									112.3		112.3		97.0	97.0	97.0
Dilutive potential shares from granted RSUs and PRSUs									0.5	[1]	0.5	[1]
Weighted average shares for diluted EPS									112.8		112.8		97.0	97.0	97.0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									0.1

[1]	The potential impact of an aggregate 0.1 million granted RSUs, PRSUs and stock options for the nine months ended September 30, 2014, was antidilutive.